FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Fixed maturities, available-for-sale:		$ 32,683	$ 31,925
Fair value of freestanding derivative positions		$ 51	$ 659
Fair value of freestanding derivative positions (percentage)		8.20%	64.10%
Fair value adjustments on GMIB asset		$ 139	$ 123
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
AFS fixed maturities transferred from Level 3 to Level 2		$ 62	125
AFS fixed maturities transferred from Level 3 to Level 2			$ 99
AFS fixed maturities transferred between Level 2 and 3 (percentage)		0.90%	1.30%
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Assets measured at fair value on recurring basis by inputs level (percentage)		71.10%	71.80%
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Assets measured at fair value on recurring basis by inputs level (percentage)		27.90%	27.30%
Owned mortgages and asset-backed securities including CMBS at fair value		$ 340	$ 673
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Assets measured at fair value on recurring basis by inputs level (percentage)		1.00%	0.90%
Fixed maturities fair value, broker priced		$ 111	$ 119
Owned mortgages and asset-backed securities including CMBS at fair value		373	543
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
AFS fixed maturities transferred from Level 3 to Level 2		25
Public Fixed Maturities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Fixed maturities, available-for-sale:		$ 24,918	$ 24,216
Fixed maturities, available for sale (percentage)		16.00%	16.20%
Private Fixed Maturities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Fixed maturities, available-for-sale:		$ 7,652	$ 7,677
Fixed maturities, available for sale (percentage)		4.90%	5.10%
Fair Value Measurement Changes in Significant Assumptions | GMIB reinsurance contracts(4)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 510
Fair Value Measurement Changes in Significant Assumptions | GWBL and other features liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 37